LEASES - weighted average remaining lease terms and discount rates (Details)	Jun. 30, 2022	Jun. 30, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 8 months 23 days	2 years 7 months 2 days
Weighted average discount rate	5.00%	5.00%